Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (20,987,000)	$ (17,671,000)	$ (25,427,000)	$ (10,933,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	293,000	162,000	260,000	156,000
Change in right of use assets and liabilities			(7,000)	(3,000)
Amortization of right of use assets	599,000	9,000
Amortization of debt discount and financing costs	711,000	4,000	123,000	560,000
Stock-based compensation	3,623,000	3,464,000	4,522,000	1,327,000
Change in fair value of debt and SAFE instruments, including related party	43,000	(835,000)	2,125,000	510,000
In-process research and development				167,000
Series B convertible preferred stock financing costs	2,680,000
Debt extinguishment	471,000			(675,000)
Gain on extinguishment of debt and other				(655,000)
Legal settlement with shares of common stock		1,621,000	1,621,000
Other		30,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,867,000)	318,000	170,000	(410,000)
Accounts payable	(7,655,000)	1,562,000	1,624,000	(239,000)
Accrued expenses and other current liabilities	697,000	1,998,000	1,775,000	1,746,000
Operating lease right of use liability	(405,000)
Net cash used in operating activities	(21,797,000)	(9,338,000)	(13,214,000)	(7,774,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of machinery and equipment	(515,000)	(267,000)	(428,000)	(206,000)
Cash assumed in connection with the FLAG Merger	9,000
Security deposits and other	63,000	(66,000)	(66,000)	(9,000)
Net cash used in investing activities	(443,000)	(333,000)	(494,000)	(215,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	281,000	114,000	114,000	100,000
Proceeds from sale of common stock				35,000
Proceeds from Non-Redemption and PIPE Agreements	2,763,000
Proceeds from simple agreements for future equity (SAFE)	2,760,000	5,350,000	8,100,000	6,775,000
Related party proceeds from SAFE		2,400,000	2,550,000	1,150,000
Related party proceeds from issuance of term notes payable	2,000,000		1,000,000	500,000
Repayment of principal on loan payable to bank		(38,000)	(38,000)	(98,000)
Repayment of financing lease obligations	(53,000)	(58,000)	(81,000)	(31,000)
Payment of deferred financing costs	(1,496,000)		(58,000)
Proceeds from bank loan				1,000,000
Proceeds from PPP loan				379,000
Net cash provided by financing activities	32,002,000	7,768,000	12,087,000	9,810,000
Effect of exchange rate changes on cash	13,000	(34,000)	(26,000)	(4,000)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH	9,775,000	(1,937,000)	(1,647,000)	1,817,000
CASH AND RESTRICTED CASH BALANCE:
At beginning of the period	590,000	2,237,000	2,237,000	420,000
At end of the period	10,365,000	300,000	590,000	2,237,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	34,000	24,000	35,000	45,000
Cash paid for income taxes	11,000	14,000	11,000	8,000
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock in lieu of cash for services and settlement of accounts payable	344,000	188,000	205,000	122,000
Issuance of warrants for deferred compensation settlement in connection with FLAG Merger	705,000
Issuance of common stock in lieu of cash interest for term notes payable	272,000		150,000
Assumed liabilities from FLAG Merger	(6,808,000)
Assumed warrant liability from FLAG Merger	(3,389,000)
Issuance of common stock as a result of the FLAG Merger	56,090,000
Forward purchase agreement derivative asset	4,520,000
Deferred financing fees in connection with FLAG Merger	(2,604,000)
Issuance of preferred stock upon conversion of related party convertible notes payable		600,000	600,000
Issuance of common stock upon conversion of convertible preferred stock	9,601,000
Purchase of equipment included in accounts payable and accrued liabilities		130,000
Issuance of SAFE in lieu of cash for settlement of advisory services accounts payable	166,000		195,000
Issuance of common stock for Calidi debt settlement in connection with FLAG Merger	2,234,000
Issuance of SAFE in lieu of cash for settlement of advisory services accounts payable		195,000
Machinery and equipment acquired through financing leases		67,000	198,000
Deferred financing costs included in accounts payable and accrued liabilities			251,000
Issuance date residual value allocated to warrant issued with term notes				22,000
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Debt extinguishment	139,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B preferred stock	9,590,000
Proceeds from issuance of term notes payable	1,250,000		$ 500,000
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Debt extinguishment	332,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series B preferred stock	$ 14,907,000